Shareholder Report, Holdings (Details) - C000032269	Dec. 31, 2025
Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
TJX Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Ulta Beauty, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PTC, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Carlyle Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Autodesk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Electronic TechnologyBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Technology ServicesBNY-268150109
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Health TechnologyBNY-45784P101
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Producer ManufacturingBNY-443510607
Holdings [Line Items]
Percent of Net Asset Value	10.70%
FinanceBNY-14316J108
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Retail TradeBNY-872540109
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Industrial ServicesBNY-94106B101
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Health ServicesBNY-29261A100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Consumer Non-DurablesBNY-BYQQ3P5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
UtilitiesBNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	8.10%